Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

November 29, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Akre Focus Fund (S000026760)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Akre Focus Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated November 28, 2023, and filed electronically as Post-Effective Amendment No. 863 to the Fund’s Registration Statement on Form N-1A on November 17, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at carl.gee@usbank.com or (414) 516-1716.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Vice President and Secretary of the Trust